Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Earnings per share
Profit attributable to ordinary equity holders of the parent	[1],[2]	£ 2,072	£ 561
Basic weighted average number of shares in issue		17,178	17,067
Number of potential ordinary shares		200	258
Diluted weighted average number of shares		17,378	17,325
Basic earnings per ordinary share	[1],[3]	£ 0.121	£ 0.033
Diluted earnings per ordinary share	[1],[3]	£ 0.119	£ 0.032

[1]

1 From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings . Comparatives have been restated, increasing the profit after tax for H118 by £ 93 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1, Basis of preparation on pages 55 to 56

[2]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT 1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings . Comparatives have been restated, reducin g the tax charge for H118 by £ 93 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1, B asis of preparation on pages 55 to 56

[3]	For notes to the Financial Statements see pages 55 to 83